STOCKHOLDERS EQUITY	3 Months Ended	12 Months Ended
	Nov. 30, 2021	Aug. 31, 2021
STOCKHOLDERS EQUITY
NOTE 8 - STOCKHOLDERS EQUITY

NOTE 9 - STOCKHOLDERS’ EQUITY

Preferred Stock

There were -0- of Series A Convertible Preferred Stock issued and outstanding as of November 30, 2021 and August 31, 2021.

As discussed on Note 4 - Exchange Agreement, the Company designated 2,694,514 shares of Series B Convertible Preferred Stock in April 2021.

On September 7, 2021, the Company consummated the initial tranche of its $2 million financing contemplated by that certain Series B-1 Purchase Agreement between the Company and an investor pursuant to which the Company agreed to issue and sell the investor up to 2,694,514 shares of its newly designated Series B-1 Convertible Preferred Stock (the “Series B-1 Preferred”) at a Stated Value per share price of $0.742245 (or $2,000,000 in the aggregate). At the initial closing, the Company issued 673,628 shares of Series B-1 Preferred to the investor and received $500,000 in gross proceeds. On October 28, 2021, the Company consummated the second tranche of the Series B-1 Preferred Stock investment, issuing an additional 673,628 shares of its Series B-1 Preferred Stock to the investor at a price per share of $0.742245 or $500,000.00 in the aggregate. On November 9, 2021, the Company consummated the third and final tranche of the Series B-1 Preferred Stock investment, issuing an additional 1,347,256 shares of its Series B-1 Preferred Stock to the investor a price per share of $0.742245 or $1,000,000.00 in the aggregate. The aggregate gross proceeds of $2,000,000 was used by the Company as working capital.

On November 24, 2021, the Company entered into, and consummated the financing contemplated by, that certain Series B-1 Purchase Agreement between the Company and an investor, pursuant to which the Company issued and sold to the investor 2,694,514 shares of its Series B-1 Preferred at a per share price of $0.742245, or $2,000,000. The aggregate gross proceeds of $2,000,000 was used by the Company as working capital.

There were 8,083,542 and 2,694,514 shares of Series B and Series B-1 Convertible Preferred Stock issued and outstanding as of November 30, 2021 and August 31, 2021, respectively.

Common Stock

On January 8, 2021, a 308-to-1 reverse stock split was declared effective. In accordance with the terms of all such instruments, the conversion ratio of the Company’s outstanding Series A Convertible Preferred Stock and its various convertible promissory notes, together with the exercise price of its outstanding warrants, were proportionally adjusted to give effect to the reverse stock split.

The Company is authorized to issue up to 200,000,000 shares of $0.001 par value common stock.

As discussed in Note 3 - Asset Acquisition, on November 9, 2021, the Company completed the acquisition of all of the assets, including intellectual property assets, relating to Mioxal®, a nutraceutical complex composed of essential amino acids, natural coenzymes and minerals, and assumed certain liabilities held by ST BioSciences, Ltd., a company organized under the laws of England and Wales (“STB”). As part consideration for the acquisition, the issued 19,831,623 shares of Common Stock valued at $40,654,827 or $2.05 per share.

There were 20,020,239 and 188,616 common shares issued and outstanding as of November 30, 2021 and August 31, 2021, respectively.

NOTE 8 – STOCKHOLDERS’ EQUITY

Preferred Stock

There were -0- and 8,480,000 shares of Series A Convertible Preferred Stock issued and outstanding as of August 31, 2021 and 2020, respectively.

As discussed on Note 3 – Exchange Agreement, the Company designated 2,694,514 shares of Series B Convertible Preferred Stock in April 2021. There were 2,694,514 and -0- shares of Series B Convertible Preferred Stock issued and outstanding as of August 31, 2021 and 2020, respectively.

Common Stock

On January 8, 2021, a 308-to-1 reverse stock split was declared effective. In accordance with the terms of all such instruments, the conversion ratio of the Company’s outstanding Series A Convertible Preferred Stock and its various convertible promissory notes, together with the exercise price of its outstanding warrants, were proportionally adjusted to give effect to the reverse stock split.

The Company is authorized to issue up to 200,000,000 shares of $0.001 par value common stock.

On, January 28, 2020, the Company entered into an agreement to repurchase 252,833 restricted shares of the Company’s common stock from an investor. The Company paid $80,000 or $0.3164 per share and immediately retired the shares.

There were 188,616 and 187,194 common shares issued and outstanding as of August 31, 2021 and 2020, respectively.